SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected volatility	53.10%	53.10%
Risk-free interest	1.60%	1.60%
Minimum [Member]
Expected life (years)	4 years 6 months	4 years 6 months
Maximum [Member]
Expected life (years)	6 years	6 years